Fair Value Measurements - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($) $ in Millions		3 Months Ended		12 Months Ended
		Jan. 31, 2024	Jan. 31, 2023	Oct. 31, 2023
NHA MBS US agency MBS and CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period		$ 814
Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period		4,319
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		1,046	$ 988	$ 988
Change in fair value included in earnings		68	(13)
Change in fair value included in other comprehensive income	[1]	(31)	(22)
Issuances/Purchases		205	149
Sales		(287)	(143)
Transfers into Level 3		40	17
Transfers out of Level 3		(201)	(376)
Assets at end of period		840	600	1,046
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	39	(3)
Trading securities [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		897	985	985
Change in fair value included in earnings		67	(13)
Change in fair value included in other comprehensive income	[1]	(30)	(22)
Issuances/Purchases		195	145
Sales		(273)	(143)
Transfers into Level 3		37	17
Transfers out of Level 3		(79)	(374)
Assets at end of period		814	595	897
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	38	(3)
Trading securities [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		112	3	3
Change in fair value included in earnings		1
Change in fair value included in other comprehensive income	[1]	(1)
Issuances/Purchases		10	4
Sales		(14)
Transfers into Level 3		3
Transfers out of Level 3		(85)	(2)
Assets at end of period		26	5	112
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	1
Trading securities [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		37
Transfers out of Level 3		(37)
Assets at end of period				37
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		4,235	4,052	4,052
Change in fair value included in earnings		(110)	5
Change in fair value included in other comprehensive income	[1]	(59)	(44)
Issuances/Purchases		316	223
Sales		(38)	(63)
Maturities/Settlement			(1)
Transfers out of Level 3		(1)
Assets at end of period		4,343	4,172	4,235
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	(52)	22
Financial assets at fair value through profit or loss [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		27	8	8
Change in fair value included in earnings		(3)
Issuances/Purchases			3
Assets at end of period		24	11	27
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	(3)
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		4,208	4,044	4,044
Change in fair value included in earnings		(107)	5
Change in fair value included in other comprehensive income	[1]	(59)	(44)
Issuances/Purchases		316	220
Sales		(38)	(63)
Maturities/Settlement			(1)
Transfers out of Level 3		(1)
Assets at end of period		4,319	4,161	4,208
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	(49)	22
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		160	154	154
Change in fair value included in other comprehensive income	[1]	11	(1)
Issuances/Purchases		2	4
Assets at end of period		173	157	160
Financial assets at fair value through other comprehensive income, category [member] | US States, municipalities and agencies [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period			1	1
Assets at end of period			1
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		160	153	153
Change in fair value included in other comprehensive income	[1]	11	(1)
Issuances/Purchases		2	4
Assets at end of period		173	156	160
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		186	20	20
Change in fair value included in other comprehensive income	[1]	(6)
Issuances/Purchases		33	115
Maturities/Settlement		(17)	(15)
Assets at end of period		196	120	186
Other Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		1,723	1,233	1,233
Change in fair value included in earnings		39	45
Issuances/Purchases		4	23
Sales		(21)
Maturities/Settlement		(74)	(2)
Assets at end of period		1,671	1,299	1,723
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	65	48
Derivatives Asset [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		5	26	26
Change in fair value included in earnings		2	(26)
Issuances/Purchases			13
Transfers into Level 3		7	1
Assets at end of period		14	14	5
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	2
Derivatives Asset [member] | Foreign exchange contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period			26	26
Change in fair value included in earnings			(26)
Derivatives Asset [member] | Commodity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		5
Change in fair value included in earnings		2
Issuances/Purchases			13
Assets at end of period		7	13	5
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	2
Derivatives Asset [member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Transfers into Level 3		7	1
Assets at end of period		7	1
Other Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		5	2	2
Issuances/Purchases		8	1
Liabilities at end of period		13	3	5
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		11	2	2
Change in fair value included in earnings		(1)	12
Transfers out of Level 3		(8)
Liabilities at end of period		2	14	11
Change in unrealized gains (losses) recorded in income for instruments still held	[2]		(38)
Derivatives Liabilities [member] | Foreign exchange contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Change in fair value included in earnings			12
Liabilities at end of period			12
Change in unrealized gains (losses) recorded in income for instruments still held	[2]		(38)
Derivatives Liabilities [member] | Commodity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		1
Liabilities at end of period		1		1
Derivatives Liabilities [member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		8
Transfers out of Level 3		(8)
Liabilities at end of period				8
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		2	2	2
Change in fair value included in earnings		(1)
Liabilities at end of period		$ 1	$ 2	$ 2

[1]	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
[2]	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on January 31, 2024 and 2023 are included in earnings for the period.Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.